Long-Term Debt (Schedule Of Convertible Notes Payable) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Convertible notes, net	$ 2,733	$ 837
Convertible Debt [Member]
Debt Instrument [Line Items]
Total principal balance	3,565	1,225
Less Unamortized discount	832	388
Convertible notes, net	$ 2,733	837
Convertible Debt [Member] | Convertible Notes Dated September 10, 2018 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.40
Effective Interest Rate	8.30%
Maturity Date	Sep. 07, 2023
Total principal balance	$ 700	800
Convertible Debt [Member] | Convertible Note Dated September 19, 2018 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.57
Effective Interest Rate	8.30%
Maturity Date	Sep. 19, 2023
Total principal balance	$ 425	$ 425
Convertible Debt [Member] | Convertible Notes Dated February/March 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.25
Effective Interest Rate	8.00%
Total principal balance	$ 1,300
Convertible Debt [Member] | Convertible Note Dated June/July 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.10
Effective Interest Rate	8.00%
Total principal balance	$ 390
Convertible Debt [Member] | Convertible Note Dated July 18, 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.08
Effective Interest Rate	46.10%
Maturity Date	Jul. 18, 2024
Total principal balance	$ 700
Convertible Debt [Member] | Convertible Note Dated September 13, 2019 [Member]
Debt Instrument [Line Items]
Fixed Conversion Rate	$ 0.10
Effective Interest Rate	25.90%
Maturity Date	Sep. 13, 2024
Total principal balance	$ 50
Minimum [Member] | Convertible Debt [Member] | Convertible Notes Dated February/March 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Feb. 28, 2024
Minimum [Member] | Convertible Debt [Member] | Convertible Note Dated June/July 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Jun. 07, 2024
Maximum [Member] | Convertible Debt [Member] | Convertible Notes Dated February/March 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Mar. 13, 2024
Maximum [Member] | Convertible Debt [Member] | Convertible Note Dated June/July 2019 [Member]
Debt Instrument [Line Items]
Maturity Date	Jul. 15, 2024